January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Commercial Services — 0.2%
Global Payments Inc., 1.50%, 03/01/31(a)	$152	$148,808
Electric — 0.2%
FirstEnergy Corp., 4.00%, 05/01/26	170	170,935
Southern Co. (The), 4.50%, 06/15/27(a)	53	55,703
		226,638
Energy - Alternate Sources — 0.4%
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	298	282,802
2.50%, 06/15/26(a)	132	124,915
		407,717
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28(a)	111	111,222
Internet — 0.2%
Uber Technologies Inc., Series 2028, 0.88%, 12/01/28	162	187,920
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28	136	112,118
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)	23	23,219
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4	3,730
		26,949
Semiconductors — 0.2%
MKS Instruments Inc., 1.25%, 06/01/30(a)	121	122,785
ON Semiconductor Corp., 0.50%, 03/01/29	69	61,990
		184,775
Software — 0.2%
Nutanix Inc., 0.50%, 12/15/29(a)	26	27,014
Snowflake Inc.
0.00%, 10/01/27(a)(b)	60	78,600
0.00%, 10/01/29(a)(b)	103	136,630
		242,244
Total Convertible Bonds — 1.6% (Cost: $1,591,449)		1,648,391
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	114	111,049
7.50%, 06/01/29(a)	225	200,325
7.75%, 04/15/28(a)	63	58,399
7.88%, 04/01/30(a)	235	243,189
9.00%, 09/15/28(a)(c)	165	173,466
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	179	152,594
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	123	115,151
4.63%, 03/15/30(a)(c)	29	26,958
7.38%, 02/15/31(a)	77	80,682
		1,161,813
Aerospace & Defense — 3.0%
Bombardier Inc.
6.00%, 02/15/28(a)	50	49,898
7.00%, 06/01/32(a)(c)	94	95,853
7.25%, 07/01/31(a)(c)	51	52,662
8.75%, 11/15/30(a)	165	177,663
Security	Par (000)	Value
Aerospace & Defense (continued)
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)	$272	$272,000
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	200	200,224
Goat Holdco LLC, 6.75%, 02/01/32(a)	95	94,682
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	127	136,544
9.75%, 11/15/30(a)	125	138,289
TransDigm Inc.
6.00%, 01/15/33(a)	261	257,547
6.38%, 03/01/29(a)	453	457,540
6.63%, 03/01/32(a)	543	552,270
6.75%, 08/15/28(a)	201	204,562
7.13%, 12/01/31(a)	197	203,426
Triumph Group Inc., 9.00%, 03/15/28(a)	187	195,992
		3,089,152
Agriculture — 0.1%
Darling Ingredients Inc., 6.00%, 06/15/30(a)	74	73,641
Airlines — 0.3%
American Airlines Inc., 8.50%, 05/15/29(a)	134	141,176
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(c)	44	46,515
OneSky Flight LLC, 8.88%, 12/15/29(a)	76	77,855
United Airlines Inc., 4.63%, 04/15/29(a)	85	81,602
		347,148
Apparel — 0.3%
Crocs Inc., 4.13%, 08/15/31(a)(c)	67	58,863
Hanesbrands Inc.
4.88%, 05/15/26(a)	75	74,405
9.00%, 02/15/31(a)	59	63,043
Kontoor Brands Inc., 4.13%, 11/15/29(a)	15	13,943
Levi Strauss & Co., 3.50%, 03/01/31(a)	77	68,073
S&S Holdings LLC, 8.38%, 10/01/31(a)	22	22,076
		300,403
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	81	74,780
Auto Parts & Equipment — 1.2%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(d)	200	199,415
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	236	240,419
6.75%, 02/15/30(a)	69	70,082
8.50%, 05/15/27(a)	516	518,575
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	63	64,185
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33(c)	65	58,549
Tenneco Inc., 8.00%, 11/17/28(a)	104	99,273
		1,250,498
Banks — 2.0%
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.775%)(d)(e)	360	400,791
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(d)	160	153,620
Citigroup Inc.
Series AA, 7.63%, (5-year CMT + 3.211%)(d)(e)	39	40,855
Series CC, 7.13%, (5-year CMT + 2.693%)(d)(e)	198	203,183
Series DD, 7.00%, (10-year CMT + 2.757%)(d)(e)	65	67,730
Series EE, 6.75%, , (5-year CMT + 2.572%)(c)(d)(e)	113	113,797

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
6.85%, , (5-year CMT + 2.461%)(d)(e)	$105	$105,960
Series Y, 6.13%, (10-year CMT + 2.400%)(c)(d)(e)	234	228,562
PNC Financial Services Group Inc. (The)
Series V, 6.20%, (5-year CMT + 3.238%)(d)(e)	36	36,311
Series W, 6.25%, (7-year CMT + 2.808%)(d)(e)	76	76,338
State Street Corp., Series I, 6.70%, (5-year CMT + 2.613%)(d)(e)	34	34,666
UBS Group AG
7.75%, (5-year USD ICE Swap + 4.160%)(a)(d)(e)	200	209,602
9.25%, (5-year CMT + 4.758%)(a)(d)(e)	200	231,002
Wells Fargo & Co., 6.85%, (5-year CMT + 2.767%)(d)(e)	130	133,490
		2,035,907
Building Materials — 2.0%
Builders FirstSource Inc., 6.38%, 03/01/34(a)(c)	61	61,353
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	79	77,595
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	688	695,899
6.75%, 07/15/31(a)	68	69,145
JELD-WEN Inc., 7.00%, 09/01/32(a)(c)	137	130,578
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(a)	63	61,502
9.75%, 07/15/28(a)	87	88,938
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	101	100,130
8.88%, 11/15/31(a)	274	292,098
Standard Industries Inc./New York
3.38%, 01/15/31(a)(c)	34	29,763
4.38%, 07/15/30(a)	73	67,797
6.50%, 08/15/32(a)	183	184,816
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)(c)	144	155,340
Wilsonart LLC, 11.00%, 08/15/32(a)	92	92,015
		2,106,969
Chemicals — 2.3%
Avient Corp., 6.25%, 11/01/31(a)	43	42,915
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	150	137,871
Chemours Co. (The)
4.63%, 11/15/29(a)(c)	34	30,188
5.38%, 05/15/27	113	110,722
5.75%, 11/15/28(a)	71	67,361
8.00%, 01/15/33(a)	78	77,354
Element Solutions Inc., 3.88%, 09/01/28(a)	341	325,475
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	110	110,980
Ingevity Corp., 3.88%, 11/01/28(a)(c)	67	62,127
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(a)(f)	99	87,843
Mativ Holdings Inc., 8.00%, 10/01/29(a)(c)	42	40,017
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	61	60,882
Minerals Technologies Inc., 5.00%, 07/01/28(a)	63	60,982
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	200	203,625
9.75%, 11/15/28(a)	265	280,560
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	132	124,783
WR Grace Holdings LLC
5.63%, 08/15/29(a)	419	391,592
7.38%, 03/01/31(a)	109	112,451
		2,327,728
Security	Par (000)	Value
Commercial Services — 5.0%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	$40	$37,217
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	505	517,773
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)(c)	400	370,105
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	400	381,621
APi Group DE Inc., 4.13%, 07/15/29(a)(c)	88	81,722
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	214	212,079
Block Inc.
2.75%, 06/01/26	76	74,032
6.50%, 05/15/32(a)	450	459,949
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	289	302,549
Brink's Co. (The)
6.50%, 06/15/29(a)	54	55,044
6.75%, 06/15/32(a)	77	78,582
Cimpress PLC, 7.38%, 09/15/32(a)	150	148,965
Deluxe Corp., 8.13%, 09/15/29(a)	35	35,998
EquipmentShare.com Inc., 8.00%, 03/15/33(a)	37	38,459
Garda World Security Corp.
4.63%, 02/15/27(a)	91	89,200
6.00%, 06/01/29(a)	67	64,536
7.75%, 02/15/28(a)	169	175,274
8.25%, 08/01/32(a)	122	125,490
8.38%, 11/15/32(a)	240	247,802
Herc Holdings Inc., 6.63%, 06/15/29(a)	49	50,080
Hertz Corp. (The), 12.63%, 07/15/29(a)	40	43,117
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	36	34,901
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)(c)	103	102,883
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(c)	113	112,739
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	171	176,101
Service Corp. International/U.S.
3.38%, 08/15/30	3	2,662
4.00%, 05/15/31	86	77,696
5.75%, 10/15/32	263	258,427
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)	267	274,167
Sotheby's, 7.38%, 10/15/27(a)	200	196,834
Verde Purchaser LLC, 10.50%, 11/30/30(a)	46	49,992
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	214	221,520
Williams Scotsman Inc.
6.63%, 06/15/29(a)	11	11,270
7.38%, 10/01/31(a)(c)	53	55,419
		5,164,205
Computers — 0.9%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	78	79,076
CA Magnum Holdings, 5.38%, 10/31/26(a)	200	195,800
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(c)	44	45,548
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(c)	198	204,149
Insight Enterprises Inc., 6.63%, 05/15/32(a)	61	62,022
KBR Inc., 4.75%, 09/30/28(a)	98	93,200
McAfee Corp., 7.38%, 02/15/30(a)	155	152,704
NCR Atleos Corp., 9.50%, 04/01/29(a)	13	14,164
Science Applications International Corp., 4.88%, 04/01/28(a)	48	46,499
		893,162
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	88	86,294

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.3%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	$79	$78,537
Gates Corp./DE, 6.88%, 07/01/29(a)	104	106,366
Resideo Funding Inc.
4.00%, 09/01/29(a)(c)	67	61,497
6.50%, 07/15/32(a)(c)	74	74,671
		321,071
Diversified Financial Services — 2.4%
Ally Financial Inc., 6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	10	9,889
Apollo Global Management Inc., 6.00%, 12/15/54, (5-year CMT + 2.168%)(d)	96	93,690
Azorra Finance Ltd., 7.75%, 04/15/30(a)	47	47,411
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	28	30,193
Enact Holdings Inc., 6.25%, 05/28/29	25	25,515
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	123	123,652
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	122	126,269
9.25%, 02/01/29(a)	120	125,250
GGAM Finance Ltd.
5.88%, 03/15/30(a)	59	58,410
6.88%, 04/15/29(a)	176	179,572
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	78	79,903
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	75	77,737
8.13%, 03/30/29(a)	77	81,156
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29(a)	159	159,364
7.13%, 02/01/32(a)	218	224,721
Navient Corp., 9.38%, 07/25/30	105	114,316
OneMain Finance Corp.
4.00%, 09/15/30	69	61,823
6.63%, 05/15/29	91	92,454
7.13%, 11/15/31	55	56,563
7.88%, 03/15/30	139	146,224
PennyMac Financial Services Inc., 7.13%, 11/15/30(a)	180	184,170
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	39	38,172
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	86	82,047
4.00%, 10/15/33(a)	71	60,032
SLM Corp.
3.13%, 11/02/26	65	62,491
6.50%, 01/31/30	18	18,169
UWM Holdings LLC, 6.63%, 02/01/30(a)	129	129,263
		2,488,456
Electric — 2.2%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	98	99,770
Alpha Generation LLC, 6.75%, 10/15/32(a)(c)	91	92,011
CenterPoint Energy Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(d)	39	39,556
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	123	107,106
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	200	200,040
Dominion Energy Inc., 6.63%, 05/15/55, (5-year CMT + 2.207%)(d)	25	25,246
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.588%)(d)	57	57,175
Edison International, Series A, 5.38%, (5-year CMT + 4.698%)(c)(d)(e)	274	252,343
Lightning Power LLC, 7.25%, 08/15/32(a)	31	32,019
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc., 6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	$76	$77,744
NRG Energy Inc.
5.75%, 07/15/29(a)	59	57,971
6.00%, 02/01/33(a)	216	211,040
6.25%, 11/01/34(a)	224	220,717
10.25%, (5-year CMT + 5.920%)(a)(d)(e)	147	163,014
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	19	17,958
Pike Corp., 8.63%, 01/31/31(a)	56	59,715
Vistra Corp.
7.00%, (5-year CMT + 5.740%)(a)(d)(e)	225	225,752
8.00%, (5-year CMT + 6.930%)(a)(d)(e)	51	52,289
Vistra Operations Co. LLC
6.88%, 04/15/32(a)	111	114,208
7.75%, 10/15/31(a)	107	112,956
		2,218,630
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.63%, 03/15/32(a)	38	38,852
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)	140	134,731
Imola Merger Corp., 4.75%, 05/15/29(a)	81	77,253
Sensata Technologies Inc.
4.38%, 02/15/30(a)	90	83,343
6.63%, 07/15/32(a)	200	201,276
		496,603
Engineering & Construction — 1.1%
Arcosa Inc.
4.38%, 04/15/29(a)	100	94,460
6.88%, 08/15/32(a)	8	8,200
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	473	487,395
Dycom Industries Inc., 4.50%, 04/15/29(a)	36	33,904
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	379	379,944
6.75%, 03/01/33(a)	111	111,277
		1,115,180
Entertainment — 2.2%
Boyne USA Inc., 4.75%, 05/15/29(a)	94	89,356
Caesars Entertainment Inc.
6.00%, 10/15/32(a)(c)	54	52,518
6.50%, 02/15/32(a)	184	186,291
7.00%, 02/15/30(a)(c)	293	301,998
Churchill Downs Inc.
5.75%, 04/01/30(a)	190	187,692
6.75%, 05/01/31(a)	185	188,141
Cinemark USA Inc., 7.00%, 08/01/32(a)	34	34,934
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)(c)	109	113,140
Light & Wonder International Inc., 7.50%, 09/01/31(a)	77	80,218
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(c)	31	29,588
4.75%, 10/15/27(a)(c)	58	56,848
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	200	194,032
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	31	29,558
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	95	64,476
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	48	47,917

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	$90	$87,627
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(c)	81	83,441
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	24	24,519
Vail Resorts Inc., 6.50%, 05/15/32(a)	79	80,122
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	251	243,272
6.25%, 03/15/33(a)	110	108,967
		2,284,655
Environmental Control — 0.9%
Clean Harbors Inc., 6.38%, 02/01/31(a)	59	59,850
GFL Environmental Inc.
4.00%, 08/01/28(a)(c)	50	47,604
4.38%, 08/15/29(a)(c)	184	173,912
4.75%, 06/15/29(a)	136	131,007
6.75%, 01/15/31(a)	11	11,411
Madison IAQ LLC
4.13%, 06/30/28(a)	48	45,872
5.88%, 06/30/29(a)	154	148,444
Reworld Holding Corp., 5.00%, 09/01/30	54	50,154
Waste Pro USA Inc., 7.00%, 02/01/33(a)(c)	282	285,138
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	22	22,495
		975,887
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(a)	115	112,953
4.88%, 02/15/30(a)	94	90,338
B&G Foods Inc., 8.00%, 09/15/28(a)	27	27,979
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(f)	400	433,214
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)	161	156,408
7.63%, 07/01/29(a)	244	254,701
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)	46	47,553
9.63%, 09/15/32(a)	36	37,508
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	25	25,984
Lamb Weston Holdings Inc., 4.38%, 01/31/32(a)	73	66,418
Performance Food Group Inc.
4.25%, 08/01/29(a)	88	82,736
6.13%, 09/15/32(a)	100	100,210
Post Holdings Inc.
4.50%, 09/15/31(a)	31	28,030
6.25%, 02/15/32(a)	50	50,038
6.25%, 10/15/34(a)(c)	56	54,572
6.38%, 03/01/33(a)	94	92,582
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	27	25,163
U.S. Foods Inc., 4.75%, 02/15/29(a)	57	55,126
United Natural Foods Inc., 6.75%, 10/15/28(a)	76	75,430
		1,816,943
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	43	42,151
Security	Par (000)	Value
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(a)	$39	$38,464
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(d)	59	59,283
Health Care - Products — 1.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	144	139,217
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	315	329,792
Medline Borrower LP, 5.25%, 10/01/29(a)	373	361,412
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	137	139,209
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	81	86,571
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	65	66,184
		1,122,385
Health Care - Services — 2.9%
AHP Health Partners Inc., 5.75%, 07/15/29(a)	120	114,476
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)(c)	392	334,208
5.63%, 03/15/27(a)	280	271,865
10.88%, 01/15/32(a)	260	267,793
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)	103	106,507
DaVita Inc., 6.88%, 09/01/32(a)	53	53,744
Encompass Health Corp., 4.63%, 04/01/31(c)	87	81,428
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(c)	43	43,169
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	59	59,336
HealthEquity Inc., 4.50%, 10/01/29(a)(c)	134	126,455
LifePoint Health Inc.
8.38%, 02/15/32(a)	118	119,100
9.88%, 08/15/30(a)	30	32,004
10.00%, 06/01/32(a)	108	105,284
11.00%, 10/15/30(a)	201	222,240
Molina Healthcare Inc., 6.25%, 01/15/33(a)	79	78,433
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	239	242,706
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	31	29,479
Star Parent Inc., 9.00%, 10/01/30(a)(c)	135	142,061
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(c)	233	232,420
Tenet Healthcare Corp., 6.75%, 05/15/31	221	226,165
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	90	91,521
		2,980,394
Holding Companies - Diversified — 1.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32(a)	30	30,510
6.70%, 07/29/31(a)	55	56,858
6.90%, 04/13/29(a)	84	87,425
Ares Strategic Income Fund
5.60%, 02/15/30(a)	85	83,960
5.70%, 03/15/28(a)	68	68,071
Blackstone Private Credit Fund
6.00%, 11/22/34(a)	190	184,789
6.25%, 01/25/31	30	30,511
Blue Owl Capital Corp. II, 8.45%, 11/15/26	40	41,859
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)	10	10,220
6.65%, 03/15/31	70	71,692
7.75%, 09/16/27	61	63,987
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	28	28,420
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	63	60,976

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
GN Bondco LLC, 9.50%, 10/15/31(a)	$50	$52,773
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	72	70,086
HPS Corporate Lending Fund, 6.75%, 01/30/29(a)(c)	19	19,592
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	228	220,987
9.75%, 01/15/29	157	161,159
10.00%, 11/15/29(a)	66	67,373
Sixth Street Lending Partners, 6.13%, 07/15/30(a)	25	25,143
		1,436,391
Home Builders — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)(c)	65	60,193
Beazer Homes USA Inc., 5.88%, 10/15/27	16	15,894
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	148	137,789
Empire Communities Corp., 9.75%, 05/01/29(a)	31	32,319
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	214	232,637
LGI Homes Inc.
7.00%, 11/15/32(a)	71	70,645
8.75%, 12/15/28(a)	56	59,342
Mattamy Group Corp., 4.63%, 03/01/30(a)	44	41,081
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	81	82,983
STL Holding Co. LLC, 8.75%, 02/15/29(a)	56	59,770
Taylor Morrison Communities Inc., 5.13%, 08/01/30(a)	63	60,901
Tri Pointe Homes Inc., 5.70%, 06/15/28	61	60,891
		914,445
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)(c)	65	60,492
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 04/30/31(a)	31	27,818
5.13%, 02/01/28	21	20,603
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	18	17,137
		65,558
Housewares — 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(c)	102	101,590
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(c)	90	84,525
		186,115
Insurance — 6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(c)	270	261,230
5.88%, 11/01/29(a)	271	260,696
6.75%, 10/15/27(a)	355	353,434
6.75%, 04/15/28(a)	41	41,433
7.00%, 01/15/31(a)	241	245,226
7.38%, 10/01/32(a)	125	127,725
AmWINS Group Inc.
4.88%, 06/30/29(a)	48	45,718
6.38%, 02/15/29(a)	59	59,683
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	62	62,505
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	400	411,784
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	400	414,331
AssuredPartners Inc., 7.50%, 02/15/32(a)	130	140,599
Corebridge Financial Inc., 6.38%, 09/15/54, (5-year CMT + 2.646%)(d)	67	66,247
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	$400	$408,699
8.13%, 02/15/32(a)	200	205,049
HUB International Ltd.
7.25%, 06/15/30(a)	834	862,338
7.38%, 01/31/32(a)	984	1,011,810
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	142	151,111
10.50%, 12/15/30(a)	101	109,352
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	689	705,584
Ryan Specialty LLC
4.38%, 02/01/30(a)(c)	65	61,328
5.88%, 08/01/32(a)	94	93,143
USI Inc./New York, 7.50%, 01/15/32(a)	155	161,776
		6,260,801
Internet — 0.3%
ANGI Group LLC, 3.88%, 08/15/28(a)	38	34,210
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	56	50,586
Rakuten Group Inc., 9.75%, 04/15/29(a)	200	218,439
		303,235
INVESTMENT COMPANIES — 0.0%
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	20	19,835
Iron & Steel — 0.7%
ATI Inc.
5.13%, 10/01/31	90	85,177
7.25%, 08/15/30	180	186,496
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	253	254,942
Carpenter Technology Corp., 7.63%, 03/15/30	113	116,681
Cleveland-Cliffs Inc.
6.88%, 11/01/29(a)	62	62,192
7.38%, 05/01/33(a)	51	50,718
		756,206
Leisure Time — 1.8%
Carnival Corp.
6.00%, 05/01/29(a)	187	187,362
6.13%, 02/15/33(a)	280	280,694
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	98	83,204
NCL Corp. Ltd.
6.25%, 03/01/30(a)(c)	42	42,240
6.75%, 02/01/32(a)	155	157,420
7.75%, 02/15/29(a)	14	14,872
8.13%, 01/15/29(a)	56	59,464
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(a)	269	267,005
6.00%, 02/01/33(a)	200	201,584
6.25%, 03/15/32(a)	42	42,734
Sabre GLBL Inc.
8.63%, 06/01/27(a)	67	67,368
10.75%, 11/15/29(a)(c)	90	92,850
Viking Cruises Ltd.
5.88%, 09/15/27(a)	67	66,875
9.13%, 07/15/31(a)	196	212,461
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	40	39,597
		1,815,730
Lodging — 1.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	14	12,310

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.88%, 03/15/33(a)	$182	$180,810
6.13%, 04/01/32(a)	23	23,210
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	200	183,576
MGM Resorts International, 6.13%, 09/15/29(c)	128	128,100
Station Casinos LLC
4.50%, 02/15/28(a)	63	60,371
6.63%, 03/15/32(a)	92	92,525
Wynn Macau Ltd., 5.63%, 08/26/28(a)	392	378,770
		1,059,672
Machinery — 1.4%
ATS Corp., 4.13%, 12/15/28(a)	65	60,734
BWX Technologies Inc., 4.13%, 04/15/29(a)	107	100,706
Chart Industries Inc.
7.50%, 01/01/30(a)	136	142,084
9.50%, 01/01/31(a)	27	29,111
Esab Corp., 6.25%, 04/15/29(a)	52	52,700
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(c)	247	258,976
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(c)	37	38,462
Terex Corp., 6.25%, 10/15/32(a)	48	47,480
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)	200	201,641
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	375	370,812
Vertiv Group Corp., 4.13%, 11/15/28(a)	133	126,296
		1,429,002
Manufacturing — 0.1%
Amsted Industries Inc., 5.63%, 07/01/27(a)	61	60,590
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	134	118,876
4.25%, 01/15/34(a)(c)	359	293,292
4.50%, 05/01/32	12	10,409
4.50%, 06/01/33(a)	5	4,242
4.75%, 02/01/32(a)(c)	59	52,501
6.38%, 09/01/29(a)(c)	252	252,148
7.38%, 03/01/31(a)	284	290,760
CSC Holdings LLC
3.38%, 02/15/31(a)	200	145,373
11.75%, 01/31/29(a)	613	609,988
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	348	344,620
DISH DBS Corp.
5.25%, 12/01/26(a)	193	178,360
5.75%, 12/01/28(a)	227	196,662
DISH Network Corp., 11.75%, 11/15/27(a)	447	471,985
Gray Television Inc., 10.50%, 07/15/29(a)(c)	223	233,443
Midcontinent Communications, 8.00%, 08/15/32(a)(c)	110	112,892
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	35	31,002
Sinclair Television Group Inc., 8.13%, 02/15/33(a)	188	189,045
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	108	104,420
4.00%, 07/15/28(a)	25	23,378
5.00%, 08/01/27(a)	193	189,518
Univision Communications Inc.
6.63%, 06/01/27(a)	145	145,038
8.00%, 08/15/28(a)	136	139,028
8.50%, 07/31/31(a)(c)	93	93,410
		4,230,390
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	$46	$46,427
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)	65	61,141
		107,568
Mining — 1.7%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	50	51,984
11.50%, 10/01/31(a)	298	332,705
Constellium SE
3.75%, 04/15/29(a)	250	227,906
6.38%, 08/15/32(a)	250	246,425
ERO Copper Corp., 6.50%, 02/15/30(a)(c)	124	120,590
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	209	187,678
4.63%, 03/01/28(a)(c)	77	74,198
Novelis Corp.
3.25%, 11/15/26(a)	208	200,985
3.88%, 08/15/31(a)	140	122,637
4.75%, 01/30/30(a)	62	58,202
Novelis Inc., 6.88%, 01/30/30(a)(c)	127	130,017
		1,753,327
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	61	62,387
Oil & Gas — 4.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	106	108,710
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	33	32,470
Baytex Energy Corp., 8.50%, 04/30/30(a)	13	13,393
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	184	190,126
Civitas Resources Inc.
8.38%, 07/01/28(a)	12	12,550
8.63%, 11/01/30(a)	63	66,778
8.75%, 07/01/31(a)(c)	156	164,527
CNX Resources Corp., 7.25%, 03/01/32(a)	33	33,651
Comstock Resources Inc.
5.88%, 01/15/30(a)	125	118,301
6.75%, 03/01/29(a)	143	140,349
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	360	362,492
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	51	53,158
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)(c)	76	80,801
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	51	51,899
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	96	93,306
6.88%, 05/15/34(a)	119	114,775
7.25%, 02/15/35(a)	40	39,079
8.38%, 11/01/33(a)	133	138,815
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	144	144,556
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	38	38,163
Matador Resources Co.
6.50%, 04/15/32(a)	53	53,132
6.88%, 04/15/28(a)	48	48,886
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)	30	29,901
Nabors Industries Inc.
7.38%, 05/15/27(a)	59	59,432
8.88%, 08/15/31(a)	18	17,044
9.13%, 01/31/30(a)	36	37,368

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Nabors Industries Ltd., 7.50%, 01/15/28(a)	$43	$41,556
Noble Finance II LLC, 8.00%, 04/15/30(a)	107	108,867
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	249	253,253
8.75%, 06/15/31(a)	55	57,672
Parkland Corp., 6.63%, 08/15/32(a)	74	74,173
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(c)	77	77,018
Permian Resources Operating LLC
5.88%, 07/01/29(a)	81	80,396
6.25%, 02/01/33(a)	147	147,356
7.00%, 01/15/32(a)	63	64,668
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	96	99,737
SM Energy Co.
6.50%, 07/15/28	20	20,022
7.00%, 08/01/32(a)	41	40,941
Talos Production Inc.
9.00%, 02/01/29(a)	24	24,959
9.38%, 02/01/31(a)	56	58,187
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	96	91,160
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	32	33,498
Transocean Inc.
8.00%, 02/01/27(a)	43	43,000
8.25%, 05/15/29(a)(c)	171	171,605
8.50%, 05/15/31(a)(c)	180	181,232
8.75%, 02/15/30(a)	149	155,141
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	21	21,522
Valaris Ltd., 8.38%, 04/30/30(a)	225	231,064
Vermilion Energy Inc., 6.88%, 05/01/30(a)	61	60,776
Vital Energy Inc.
7.88%, 04/15/32(a)(c)	39	38,465
9.75%, 10/15/30	199	211,496
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	54	53,301
		4,684,727
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	203	204,004
6.63%, 09/01/32(a)	142	143,945
Enerflex Ltd., 9.00%, 10/15/27(a)	51	52,941
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	173	178,068
Oceaneering International Inc., 6.00%, 02/01/28(c)	27	26,797
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	117	119,730
Weatherford International Ltd., 8.63%, 04/30/30(a)	75	77,783
		803,268
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	349	304,603
6.00%, 06/15/27(a)	200	198,939
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	200	176,000
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	104	105,013
6.88%, 01/15/30(a)	188	190,989
8.75%, 04/15/30(a)	142	144,854
LABL Inc.
5.88%, 11/01/28(a)	26	23,003
8.63%, 10/01/31(a)	106	95,513
Security	Par (000)	Value
Packaging & Containers (continued)
9.50%, 11/01/28(a)	$159	$156,230
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	724	737,727
9.25%, 04/15/27(a)	29	29,544
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(c)	21	20,470
Sealed Air Corp.
4.00%, 12/01/27(a)	21	20,216
6.50%, 07/15/32(a)	57	57,910
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	54	59,655
		2,320,666
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28(a)	71	71,103
Bausch Health Companies Inc.
5.50%, 11/01/25(a)	80	78,500
5.75%, 08/15/27(a)	24	21,002
6.13%, 02/01/27(a)	181	165,472
11.00%, 09/30/28(a)	262	244,353
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(c)	109	116,592
Option Care Health Inc., 4.38%, 10/31/29(a)	104	97,244
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	307	296,810
		1,091,076
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	76	77,627
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	115	118,131
Buckeye Partners LP
5.60%, 10/15/44	75	62,512
6.75%, 02/01/30(a)	25	25,432
6.88%, 07/01/29(a)	27	27,642
CNX Midstream Partners LP, 4.75%, 04/15/30(a)(c)	38	35,020
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	250	241,059
DT Midstream Inc., 4.38%, 06/15/31(a)	43	39,773
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	60	61,433
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	61	63,215
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(d)	90	92,220
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	129	136,147
Series H, 6.50%, (5-year CMT + 5.694%)(c)(d)(e)	122	121,934
EQM Midstream Partners LP
4.75%, 01/15/31(a)	40	38,084
6.38%, 04/01/29(a)	102	103,697
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/33	104	104,022
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	167	167,281
8.25%, 01/15/29	184	188,307
Harvest Midstream I LP, 7.50%, 05/15/32(a)	38	39,545
Hess Midstream Operations LP, 6.50%, 06/01/29(a)	92	93,860
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	66	68,611
8.88%, 07/15/28(a)	65	68,560
ITT Holdings LLC, 6.50%, 08/01/29(a)	144	134,584
Kinetik Holdings LP, 5.88%, 06/15/30(a)	15	14,883
NFE Financing LLC, 12.00%, 11/15/29(a)	145	150,937

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	$150	$153,921
8.38%, 02/15/32(a)	315	324,040
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	52	53,231
Prairie Acquiror LP, 9.00%, 08/01/29(a)	63	65,152
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	33	33,940
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	43	45,286
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	65	63,583
7.38%, 02/15/29(a)	179	182,199
Venture Global LNG Inc.
8.38%, 06/01/31(a)	220	231,541
9.00%, (5-year CMT + 5.440%)(a)(d)(e)	945	984,759
9.50%, 02/01/29(a)	476	530,600
9.88%, 02/01/32(a)	276	303,827
		5,246,595
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(c)	156	143,128
CoreLogic Inc., 4.50%, 05/01/28(a)	318	297,747
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	98	98,811
8.88%, 09/01/31(a)(c)	65	70,015
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	69	61,548
		671,249
Real Estate Investment Trusts — 2.5%
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)	45	43,070
7.75%, 12/01/29(a)	29	29,870
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	73	70,182
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	67	62,274
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	92	89,136
Iron Mountain Inc.
5.25%, 07/15/30(a)	7	6,732
6.25%, 01/15/33(a)	183	183,322
7.00%, 02/15/29(a)	98	100,796
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	55	51,228
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(a)	68	69,993
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(c)	73	73,013
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	81	82,908
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	33	32,953
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	61	58,167
6.50%, 04/01/32(a)	167	168,270
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	33	30,295
SBA Communications Corp., 3.13%, 02/01/29	143	130,102
Service Properties Trust
8.63%, 11/15/31(a)(c)	333	353,608
8.88%, 06/15/32(c)	134	130,476
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Starwood Property Trust Inc.
6.00%, 04/15/30(a)	$24	$23,653
6.50%, 07/01/30(a)	47	47,449
7.25%, 04/01/29(a)	59	60,946
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	598	639,371
XHR LP, 6.63%, 05/15/30(a)	33	33,356
		2,571,170
Retail — 2.2%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)(c)	92	83,310
5.63%, 09/15/29(a)	53	52,774
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	23	21,520
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	73	75,281
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(a)(f)	137	152,488
14.00%, 06/01/31, (14.00% PIK)(a)(f)	348	418,545
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	73	76,382
eG Global Finance PLC, 12.00%, 11/30/28(a)	200	224,219
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	86	81,007
6.75%, 01/15/30(a)	65	61,228
Group 1 Automotive Inc., 6.38%, 01/15/30(a)	45	45,738
GYP Holdings III Corp., 4.63%, 05/01/29(a)	155	147,498
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	63	59,742
8.25%, 08/01/31(a)	88	92,395
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(c)	19	20,349
Staples Inc., 10.75%, 09/01/29(a)	77	75,463
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	67	60,917
Walgreens Boots Alliance Inc., 8.13%, 08/15/29(c)	42	42,459
White Cap Buyer LLC, 6.88%, 10/15/28(a)	459	459,210
		2,250,525
Software — 5.3%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	875	846,597
Camelot Finance SA, 4.50%, 11/01/26(a)	31	30,434
Capstone Borrower Inc., 8.00%, 06/15/30(a)	203	213,445
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	228	216,550
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	4	3,876
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	343	323,173
4.88%, 07/01/29(a)	198	185,601
Cloud Software Group Inc.
6.50%, 03/31/29(a)	535	525,899
8.25%, 06/30/32(a)	590	613,256
9.00%, 09/30/29(a)	677	693,351
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(c)	157	152,603
Elastic NV, 4.13%, 07/15/29(a)	88	82,297
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	140	140,844
Fair Isaac Corp., 4.00%, 06/15/28(a)(c)	81	77,155
Playtika Holding Corp., 4.25%, 03/15/29(a)	29	26,747
SS&C Technologies Inc.
5.50%, 09/30/27(a)	95	94,752
6.50%, 06/01/32(a)	222	225,632
Twilio Inc., 3.63%, 03/15/29	96	89,227
UKG Inc., 6.88%, 02/01/31(a)	772	788,182

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(c)	$108	$99,512
		5,429,133
Telecommunications — 5.6%
Altice Financing SA, 5.75%, 08/15/29(a)	280	218,954
Altice France SA
5.13%, 07/15/29(a)	200	159,150
5.50%, 10/15/29(a)	200	159,101
CommScope LLC
4.75%, 09/01/29(a)	249	221,655
9.50%, 12/15/31(a)(c)	124	128,621
EchoStar Corp.
6.75%, 11/30/30, (6.75% in cash)	490	452,257
Series ., 10.75%, 11/30/29	424	457,594
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	132	130,649
5.88%, 11/01/29	12	11,960
6.00%, 01/15/30(a)	48	48,097
8.63%, 03/15/31(a)	140	149,572
8.75%, 05/15/30(a)	461	487,136
Iliad Holding SASU
7.00%, 04/15/32(a)	200	202,792
8.50%, 04/15/31(a)	200	214,767
Level 3 Financing Inc.
3.88%, 10/15/30(a)(c)	34	26,507
4.50%, 04/01/30(a)	146	120,509
4.88%, 06/15/29(a)	124	107,217
10.50%, 04/15/29(a)	333	372,966
10.50%, 05/15/30(a)	214	233,198
10.75%, 12/15/30(a)	182	205,074
11.00%, 11/15/29(a)	380	430,677
Lumen Technologies Inc., 10.00%, 10/15/32(a)	60	59,570
Optics Bidco SpA, Series 2036, 7.20%, 07/18/36(a)	200	203,052
Sable International Finance Ltd., 7.13%, 10/15/32(a)	200	195,250
Viavi Solutions Inc., 3.75%, 10/01/29(a)	69	62,774
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	200	175,719
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	306	316,716
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	127	119,836
6.13%, 03/01/28(a)	53	46,965
		5,718,335
Transportation — 0.2%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	148	148,399
Rand Parent LLC, 8.50%, 02/15/30(a)	70	72,589
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	38	39,393
		260,381
Trucking & Leasing — 1.0%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)	186	177,960
7.00%, 05/01/31(a)	290	293,907
7.00%, 06/15/32(a)(c)	177	179,444
7.88%, 12/01/30(a)	212	221,190
5.50%, 05/01/28(a)(c)	134	130,978
		1,003,479
Total Corporate Bonds & Notes — 85.3% (Cost: $86,171,607)		87,483,002
Security	Par (000)	Value
Fixed Rate Loan Interests
Advertising — 0.3%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27(g)	354	$354,466
Computers — 0.5%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31(d)(g)	487	487,000
Software — 0.5%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	519	522,434
Total Fixed Rate Loan Interests — 1.3% (Cost: $1,356,852)		1,363,900
Floating Rate Loan Interests
Advertising — 0.2%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.43%, 08/23/28(d)	$91	91,050
Neptune Bidco U.S. Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 9.39%, 04/11/29(d)	99	83,488
		174,538
Aerospace & Defense — 0.4%
Azorra Soar TLB Finance Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 10/18/29(d)(g)	28	28,174
Barnes Group Inc., 2025 Term Loan B, 01/27/32(d)(h)	51	51,102
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/31/31(d)	56	56,174
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 10/31/31(d)	22	22,040
Kaman Corp.
01/30/30(h)	17	17,291
01/30/30(h)	184	183,288
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31(d)	82	82,112
		440,181
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2025 USD Term Loan B, 01/28/32(d)(h)	179	179,224
Building Materials — 0.2%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.66%, 11/03/28(d)	23	22,700
Cornerstone Building Brands Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 05/15/31(d)	27	26,041
Hobbs & Associates LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 07/23/31(d)	13	13,492
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.30%, 04/02/29(d)(g)	16	16,080

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31(d)	$85	$84,989
		163,302
Chemicals — 0.3%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 12.16%, 11/24/28(d)	29	28,311
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.04%, 10/04/29(d)	175	175,413
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28(d)	56	54,128
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.31%, 03/29/28(d)	44	44,090
		301,942
Commercial Services — 0.8%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 05/12/28(d)	112	112,619
Archkey Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 10/10/31(d)	19	19,534
Champions Financing Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29(d)	106	95,954
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.04%, 04/29/29(d)	51	44,523
Nuvei Technologies Corp., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 11/15/31(d)	97	97,202
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31(d)	48	48,637
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 11/19/31(d)	74	74,198
Veritiv Corp., 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30(d)	70	70,017
Wand NewCo 3 Inc., 1st Lien Term Loan B-2, 01/30/31(h)	217	216,502
		779,186
Computers — 0.3%
Amentum Government Services Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 09/29/31(d)	43	42,766
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28(d)	62	42,471
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28(d)	13	8,638
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 12/09/31(d)(g)	64	64,560
Fortress Intermediate 3 Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.81%, 06/27/31(d)	152	151,849
Security	Par (000)	Value
Computers (continued)
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 03/01/29(d)	$38	$37,589
		347,873
Diversified Financial Services — 0.2%
CPI Holdco B LLC
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.31%, 05/19/31(d)	62	61,886
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 05/17/31(d)	41	41,042
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28(d)	70	67,778
Focus Financial Partners LLC
1st Lien Term Loan B, 09/15/31(d)(h)	6	5,901
2025 Fungible Term Loan B8, 09/15/31(h)	19	19,512
Summit Acquisition Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31(d)(g)	31	31,194
		227,313
Electric — 0.0%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/15/31(d)	14	14,041
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.59%, 12/02/31(d)	63	62,974
Engineering & Construction — 0.3%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.85%, 07/01/31(d)	22	21,946
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.06%, 03/27/31(d)	103	103,577
Construction Partners Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 11/03/31(d)	30	30,025
Cube A&D Buyer Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31(d)	18	18,096
Quikrete Holdings, Inc., 2025 Term Loan B, 02/10/32(d)(g)(h)	97	97,485
		271,129
Entertainment — 0.1%
Entain PLC, 2024 USD Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 10/31/29(d)	10	10,334
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29(d)	29	29,400
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29(d)	22	21,692
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.31%, 06/25/31(d)(g)	3	3,431

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31(d)	$7	$7,036
		71,893
Environmental Control — 0.0%
Tidal Waste & Recycling Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/24/31(d)	38	38,237
Food — 0.0%
Chobani LLC, 1st Lien Term Loan B, 10/25/27(d)(h)	4	4,021
Food Service — 0.0%
Aramark Services Inc., 2024 Term Loan B8, 06/22/30(d)(h)	12	12,031
Health Care - Products — 0.3%
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.66%, 05/10/27(d)	166	167,180
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28(d)	65	65,034
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 10/23/28(d)	30	30,155
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 05/30/31(d)	65	64,932
		327,301
Health Care - Services — 0.3%
LifePoint Health, Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.96%, 05/17/31(d)	52	51,486
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.05%, 05/17/31(d)	55	54,456
Parexel International Corp., 2025 Term Loan B, 11/15/28(h)	14	14,171
Star Parent Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30(d)	200	197,289
		317,402
Holding Companies - Diversified — 0.0%
Forward Air Corp., Term Loan B, (3-mo. CME Term SOFR + 4.50%), 8.79%, 12/19/30(d)	39	39,002
Home Furnishings — 0.0%
Tempur Sealy International Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.84%, 10/24/31(d)	30	30,088
Housewares — 0.1%
Hunter Douglas Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32(d)	54	54,490
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.43%, 10/06/28(d)	55	48,527
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.81%, 12/19/29(d)	6	5,804
		108,821
Security	Par (000)	Value
Insurance — 0.5%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 09/19/31(d)	$10	$10,205
AmWINS Group Inc., 2025 Term Loan B, 01/30/32(d)(h)	121	121,212
Ardonagh Midco 3 PLC, 2025 USD Repriced Term Loan B, 02/15/31(d)(h)	95	95,000
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.81%, 02/14/31(d)	17	16,877
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31(d)	77	76,725
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32(d)	159	160,887
		480,906
Internet — 0.4%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.56%, 05/03/28(d)	98	96,401
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.56%, 12/31/31(d)	66	63,973
Proofpoint Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 08/31/28(d)	64	64,350
Speedster Bidco GmbH, 2024 USD Term Loan B, 12/10/31(d)(h)	35	35,190
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.06%, 03/15/30(d)	166	165,964
		425,878
Leisure Time — 0.2%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.43%, 07/22/30(d)	62	61,456
Life Time Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 11/05/31(d)	51	51,204
Sabre GLBL Inc.
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 12/17/27(d)	4	3,577
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 12/17/27(d)	6	6,291
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.41%, 11/15/29(d)	30	29,951
2024 Term Loan B2, (1-mo. CME Term SOFR + 6.10%), 10.41%, 11/15/29(d)	9	8,800
2022 Term Loan B, 06/30/28(d)(h)	11	10,615
		171,894
Machinery — 0.3%
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29(d)	280	282,244
Media — 0.3%
CSC Holdings LLC
2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.17%, 04/15/27(d)	67	62,713
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28(d)	71	69,891
Endeavor Operating Co. LLC, Term Loan B, 01/27/32(d)(g)(h)	133	133,166

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.68%, 09/25/26(d)	$31	$27,486
		293,256
Oil & Gas Services — 0.2%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/31/31(d)	174	173,194
Packaging & Containers — 0.0%
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.41%, 10/29/28(d)	33	30,637
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.81%, 05/04/28(d)	9	9,298
Bausch Health Americas Inc., 2022 Term Loan B, 02/01/27(d)(h)	172	167,063
Endo Finance Holdings Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.31%, 04/23/31(d)	143	144,279
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27(d)	149	141,395
		462,035
Pipelines — 0.0%
EPIC Crude Services LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/15/31(d)	28	28,225
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.91%, 09/19/29(d)	17	16,932
		45,157
Real Estate — 0.1%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.93%, 06/02/28(d)	64	64,198
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.50%), 10.93%, 06/04/29(d)	84	81,462
		145,660
Retail — 0.4%
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.55%, 01/29/31(d)	126	123,976
Gulfside Supply Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31(d)	18	18,043
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.16%, 02/11/28(d)	64	64,578
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 10/19/29(d)	151	150,867
		357,464
Semiconductors — 0.0%
Instructure Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31(d)	37	37,164
Security	Par (000)	Value
Software — 1.6%
Applied Systems Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.58%, 02/23/32(d)	$52	$53,135
Ascend Learning LLC
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 12/11/28(d)	79	78,430
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.16%, 12/10/29(d)	43	42,807
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 02/15/29(d)	376	376,595
Boxer Parent Co. Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 07/30/32(d)	59	58,521
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29(d)	49	46,815
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29(d)	31	30,919
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31(d)	207	208,261
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.16%, 10/08/28(d)	28	27,695
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.41%, 10/08/29(d)	126	122,220
Ellucian Holdings Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 10/09/29(d)	16	15,712
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.06%, 11/22/32(d)	182	186,210
Mitchell International Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 06/17/31(d)	87	87,140
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31(d)	59	55,783
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.55%, 06/02/28(d)	69	69,092
Press Ganey Holdings, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.56%, 04/30/31(d)	40	39,821
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30(d)(h)	23	23,208
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/16/31(d)	8	8,443
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 04/24/28(d)	42	42,225
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31(d)	31	30,802
		1,603,834
Telecommunications — 0.6%
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 09/27/29(d)	206	179,121

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, 01/28/32(d)(h)	$48	$47,595
Delta Topco Inc., 2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30(d)	19	19,218
Frontier Communications Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 07/01/31(d)	22	22,036
Lumen Technologies Inc.
2024 Extended Term Loan B2, 04/15/30(d)(h)	28	26,009
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.78%, 04/15/29(d)	49	46,082
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.16%, 10/01/31(d)	34	34,425
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.43%, 03/09/27(d)	285	273,863
		648,349
Transportation — 0.0%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31(d)	26	25,492
Total Floating Rate Loan Interests — 8.9% (Cost: $9,104,028)		9,093,663
	Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding Inc.(i)	3,636	32,433
Life Sciences Tools & Services — 0.1%
Avantor Inc.(i)	4,187	93,286
Metals & Mining — 0.1%
Constellium SE, Class A(i)	8,567	85,070
Specialized REITs — 0.2%
VICI Properties Inc., Class A	6,918	205,949
Total Common Stocks — 0.4% (Cost $504,725)		416,738
Preferred Stocks
Aerospace & Defense — 0.4%
Boeing Co. (The), 6.00%(j)	6,027	361,560
Security	Shares	Value
Insurance — 0.3%
Alliant Cali Inc., NVS, Cost $ 327,020)(g)(k)	332	$333,660
Total Preferred Stocks — 0.7% (Cost $650,671)		695,220
Total Long-Term Investments — 98.2% (Cost: $99,379,332)		100,700,914
Short-Term Securities
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(l)(m)(n)	9,872,841	9,877,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(l)(m)	2,420,000	2,420,000
Total Short-Term Securities — 12.0% (Cost: $12,298,058)		12,297,778
Total Investments — 110.2% (Cost: $111,677,390)		112,998,692
Liabilities in Excess of Other Assets — (10.2)%		(10,475,809)
Net Assets — 100.0%		$102,522,883

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Non-income producing security.
(j)	Convertible security.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $333,660, representing 0.3% of its net assets as of period end, and an original cost of $327,020.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,392,874	$4,486,063 (a)	$—	$(877)	$(282)	$9,877,778	9,872,841	$7,237	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,680,000	740,000 (a)	—	—	—	2,420,000	2,420,000	12,744	—
				$(877)	$(282)	$12,297,778		$19,981	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	3,082	$269,240	$229,624	$39,616

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	03/20/25	USD	4,480	$325,886	$(59,943)	$385,829
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	1,000	49,736	(13,380)	63,116
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	250	17,040	(333)	17,373
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/25	USD	210	9,857	(1,562)	11,419
1-Day SOFR, 4.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	500	6,560	(1,827)	8,387
									$409,079	$(77,045)	$486,124
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares High Yield Active ETF
(Formerly BlackRock High Yield ETF)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,648,391	$—	$1,648,391
Corporate Bonds & Notes	—	87,483,002	—	87,483,002
Fixed Rate Loan Interests	—	522,434	841,466	1,363,900
Floating Rate Loan Interests	—	8,719,573	374,090	9,093,663
Common Stocks	416,738	—	—	416,738
Preferred Stocks	—	361,560	333,660	695,220
Short-Term Securities
Money Market Funds	12,297,778	—	—	12,297,778
Unfunded Floating Rate Loan Interests	—	193	—	193
	$12,714,516	$98,735,153	$1,549,216	$112,998,885
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$39,616	$—	$39,616
Interest Rate Contracts	—	486,124	—	486,124
	$—	$525,740	$—	$525,740

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index

NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate